Quarterly Holdings Report
for

Fidelity Freedom® 2060 Fund

June 30, 2020

F60-QTLY-0820
1.9858340.105

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 9/3/20 to 9/10/20 (a)
(Cost $2,479,311)	2,480,000	2,479,377
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Series All-Sector Equity Fund (b)	4,211,714	$40,727,272
Fidelity Series Blue Chip Growth Fund (b)	4,408,154	79,038,209
Fidelity Series Commodity Strategy Fund (b)	13,202,984	50,699,458
Fidelity Series Growth Company Fund (b)	7,501,632	166,686,268
Fidelity Series Intrinsic Opportunities Fund (b)	10,985,536	164,673,189
Fidelity Series Large Cap Stock Fund (b)	10,242,056	144,105,721
Fidelity Series Large Cap Value Index Fund (b)	4,058,423	44,602,073
Fidelity Series Opportunistic Insights Fund (b)	4,403,600	84,813,340
Fidelity Series Small Cap Discovery Fund (b)	1,885,019	18,567,440
Fidelity Series Small Cap Opportunities Fund (b)	4,802,419	58,733,585
Fidelity Series Stock Selector Large Cap Value Fund (b)	10,751,811	111,818,835
Fidelity Series Value Discovery Fund (b)	7,247,884	84,800,248
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,035,120,042)		1,049,265,638

International Equity Funds - 40.9%
Fidelity Series Canada Fund (b)	4,840,179	46,175,306
Fidelity Series Emerging Markets Fund (b)	3,565,526	30,485,246
Fidelity Series Emerging Markets Opportunities Fund (b)	14,364,571	275,368,834
Fidelity Series International Growth Fund (b)	8,482,307	145,386,745
Fidelity Series International Small Cap Fund (b)	2,567,000	41,020,665
Fidelity Series International Value Fund (b)	17,290,430	145,412,517
Fidelity Series Overseas Fund (b)	14,037,059	144,862,449
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $814,034,527)		828,711,762

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (b)	1,344,826	12,063,089
Fidelity Series Floating Rate High Income Fund (b)	295,163	2,544,308
Fidelity Series High Income Fund (b)	1,608,285	14,201,153
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,849,632	40,228,656
Fidelity Series International Credit Fund (b)	27,074	277,241
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,443,794	46,171,022
Fidelity Series Real Estate Income Fund (b)	886,540	8,563,979
TOTAL BOND FUNDS
(Cost $118,760,204)		124,049,448

Short-Term Funds - 1.1%
Fidelity Cash Central Fund 0.12% (c)	3,330,104	3,330,770
Fidelity Series Government Money Market Fund 0.25% (b)(d)	15,427,996	15,427,996
Fidelity Series Short-Term Credit Fund (b)	384,352	3,928,073
TOTAL SHORT-TERM FUNDS
(Cost $22,572,478)		22,686,839
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,992,966,562)		2,027,193,064
NET OTHER ASSETS (LIABILITIES) - 0.0%		(279,445)
NET ASSETS - 100%		$2,026,913,619

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	7	Sept. 2020	$344,995	$(264)	$(264)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	16	Sept. 2020	2,472,160	(72,813)	(72,813)
ICE E-mini MSCI EAFE Index Contracts (United States)	35	Sept. 2020	3,112,200	(101)	(101)
TOTAL FUTURES CONTRACTS					$(73,178)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,694,570.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,782
Total	$1,782

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$31,611,245	$2,241,219	$652,016	$--	$24,667	$7,502,157	$40,727,272
Fidelity Series Blue Chip Growth Fund	57,857,745	4,045,024	5,137,275	--	59,452	22,213,263	79,038,209
Fidelity Series Canada Fund	31,737,865	9,268,054	100,514	--	(20,561)	5,290,462	46,175,306
Fidelity Series Commodity Strategy Fund	54,009,017	4,769,214	10,385,964	--	(2,953,127)	5,260,318	50,699,458
Fidelity Series Emerging Markets Debt Fund	10,149,712	900,925	174,691	158,221	(3,092)	1,190,235	12,063,089
Fidelity Series Emerging Markets Fund	18,962,022	7,395,162	257,602	--	(10,322)	4,395,986	30,485,246
Fidelity Series Emerging Markets Opportunities Fund	177,933,485	54,208,171	2,291,085	--	(29,446)	45,547,709	275,368,834
Fidelity Series Floating Rate High Income Fund	2,214,978	208,274	42,264	28,587	(2,495)	165,815	2,544,308
Fidelity Series Government Money Market Fund 0.25%	48,201,151	9,367,676	42,140,831	31,340	--	--	15,427,996
Fidelity Series Growth Company Fund	119,069,908	8,456,091	9,821,214	--	195,005	48,786,478	166,686,268
Fidelity Series High Income Fund	12,409,675	1,094,359	211,320	195,926	1,170	907,269	14,201,153
Fidelity Series Inflation-Protected Bond Index Fund	34,500,453	8,390,064	3,919,027	19,617	1,705	1,255,461	40,228,656
Fidelity Series International Credit Fund	256,913	1,907	--	1,908	--	16,850	277,241
Fidelity Series International Growth Fund	135,174,776	8,067,873	21,729,985	--	(269,745)	24,143,826	145,386,745
Fidelity Series International Small Cap Fund	32,381,643	2,932,225	791,590	--	7,679	6,490,708	41,020,665
Fidelity Series International Value Fund	121,040,970	7,967,897	5,630,876	--	(188,332)	22,222,858	145,412,517
Fidelity Series Intrinsic Opportunities Fund	132,374,559	10,428,738	2,302,507	--	93,062	24,079,337	164,673,189
Fidelity Series Large Cap Stock Fund	117,522,100	8,552,010	2,691,130	--	(173,086)	20,895,827	144,105,721
Fidelity Series Large Cap Value Index Fund	32,282,005	8,785,775	599,960	--	(33,535)	4,167,788	44,602,073
Fidelity Series Long-Term Treasury Bond Index Fund	39,383,216	10,636,745	2,811,529	863,036	447,852	(1,485,262)	46,171,022
Fidelity Series Opportunistic Insights Fund	65,527,077	4,496,925	2,267,885	--	(146,478)	17,203,701	84,813,340
Fidelity Series Overseas Fund	112,154,305	13,855,710	4,261,936	--	(345,305)	23,459,675	144,862,449
Fidelity Series Real Estate Income Fund	6,964,826	677,658	132,426	114,640	(18,909)	1,072,830	8,563,979
Fidelity Series Short-Term Credit Fund	3,614,277	187,947	3,099	22,600	(82)	129,030	3,928,073
Fidelity Series Small Cap Discovery Fund	13,227,659	1,199,006	180,044	50,122	(9,828)	4,330,647	18,567,440
Fidelity Series Small Cap Opportunities Fund	45,909,405	3,695,065	578,410	--	(15,837)	9,723,362	58,733,585
Fidelity Series Stock Selector Large Cap Value Fund	86,302,866	13,235,799	1,130,946	--	(69,023)	13,480,139	111,818,835
Fidelity Series Value Discovery Fund	64,128,138	10,938,268	1,319,598	--	(63,706)	11,117,146	84,800,248
Total	$1,606,901,991	$216,003,781	$121,565,724	$1,485,997	$(3,522,317)	$323,563,615	$2,021,382,917

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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